                         TCW/DW INCOME AND GROWTH FUND
                             Two World Trade Center
                            New York, New York 10048

DEAR SHAREHOLDER:
--------------------------------------------------------------------------------

    The first half of 1995 was an excellent period for the financial markets, with falling interest rates and strong corporate earnings leading to significantly higher bond and stock prices. In this environment both convertible securities and high-yield bonds, TCW/DW Income and Growth Fund's dual areas of investment, performed well.

    For the six-month period ended July 31, 1995, the Fund registered a total return of 14.11 percent. During the same period, the Standard & Poor's Composite Stock Price Index (S&P 500) produced a total return of 21.07 percent, while the Lehman Brothers Government/Corporate Bond Index posted a total return of 9.27 percent. Since its inception on March 31, 1993, the Fund has provided an average annual total return of 9.64 percent, versus 12.93 percent and 5.78 percent for the S&P 500 and Lehman Brothers Government/ Corporate Bond Index, respectively. The Fund paid shareholders regular quarterly dividends totaling $0.30 per share during the period under review.

    Overall, the Fund's unique strategy and asset mix has enabled it to achieve its investment objectives: a high level of current and the potential for capital appreciation, as well as provide a yield that is competitive with that of the bond market in general (as of July 31, 1995, the Fund's SEC yield and distribution rate were 5.64 percent and 5.54 percent, respectively).

    On July 31, 1995, the Fund had net assets totaling approximately $54.7 million. The Fund's holdings in both the convertible and high-yield segments are thoroughly diversified by sector, industry and company. The portfolio currently includes over 120 holdings spread over 30 industries, with only two issues representing over 2 percent of the Fund's total net assets.

CONVERTIBLE SECURITIES

    Convertibles, which comprised approximately 58 percent of the portfolio on July 31, 1995 performed well during the first half of 1995, as the advantageous investment climate enabled this sector of the fixed-income market to capture approximately three-fourths of the S&P 500's upside. In fact, through the end of July, the convertible market posted its best six-month return in four years, with the Goldman Sachs Convertible 100 Index producing a total return of 19.36 percent.

    The recent robust increase in convertible prices has not diminished the overall market's attractiveness. This is because the convertible market's overall undervaluation was so marked. The Fund's investment manager, TCW Funds Management, Inc. (TCW) believes convertibles still represent good value. As a result, the Fund has been very active in the new-issue market, where the terms have generally been most attractive.

    Convertible new issuance has continued at a steady pace. Since the Fund's last report to shareholders (dated January 31, 1995) 28 issues with a total net value of approximately $5.5 billion have come to market. According to TCW, convertible terms remain quite favorable when compared to those of the issues which were brought to market during 1994. While current yields and conversion premiums are similar relative to last year, investors in new issues are getting slightly more call protection. The most notable change is the average maturity on new-issue convertible bonds, which continues to decline, improving the defensive nature of these securities.

HIGH YIELD BONDS

    High-yield bonds, which represented approximately 39 percent of the portfolio on July 31, 1995, were positively impacted by the steep decline in interest rates and improving credit quality of many companies. During the last six months, bond prices have increased as interest rates have declined. In fact, interest rates have declined quite significantly, with rates on 3-, 5-, 10- and 30-year bonds falling anywhere from 126 to 192 basis points (1.26 to 1.92 percentage points). Although high-yield price performance failed to keep pace with the explosive U.S. Treasury market rally, the significant declines in interest rates boosted the value of high-yield bonds.

    Over the last six months, high-yield investors remained focused on the impact a slowing economy would have on the fundamental credit quality of the companies that issue bonds. During this period, BB-rated issues -- the most interest-rate-sensitive subsector of the below-investment-grade universe -- outperformed the overall high-yield market. As of July 31, 1995, the high-yield portfolio had approximately 18 percent of its net assets invested in BB-rated issues.

    Improved credit quality, declining interest rates and healthy demand fueled new high-yield bond issuance during the first half of 1995, when more than $19 billion came to market. According to TCW, current technical market factors such as trading volume and bond pricing are quite favorable, and suggests that the pace of new-issue activity is likely to remain strong in the months ahead.

OUTLOOK

    Going forward, TCW believes that the convertible and high-yield sectors will continue to represent attractive alternatives relative to common stocks and high-quality bonds. The Fund's portfolio management team is enthusiastic about the long-term prospects for both sectors of the portfolio, and will continue to search for attractive securities to purchase in each area.

    We appreciate your support of TCW/DW Income and Growth Fund and look forward to continuing to serve your financial needs.

                                          Very truly yours,

                                                   [LOGO]
                                          Charles A. Fiumefreddo
                                          CHAIRMAN OF THE BOARD

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                                                 COUPON    MATURITY
THOUSANDS)                                                                                  RATE       DATE        VALUE
-----------                                                                               ---------  ---------  ------------
             CORPORATE BONDS (39.0%)
             AUTO PARTS (0.7%)
 $     425   Motor Wheel Corp. (Series B)...............................................      11.50%  03/01/00  $    374,000
                                                                                                                ------------
             BUSINESS SERVICES (1.9%)
       550   Big Flower Press, Inc......................................................      10.75   08/01/03       550,000
       500   Jorgensen (Earle M.) Co....................................................      10.75   03/01/00       487,500
                                                                                                                ------------
                                                                                                                   1,037,500
                                                                                                                ------------
             CHEMICALS (0.7%)
       375   NL Industries Inc..........................................................      11.75   10/15/03       403,125
                                                                                                                ------------
             CONSUMER PRODUCTS (1.3%)
       435   La Petite Holdings Corp....................................................      9.625   08/01/01       369,750
       250   Revlon Consumer Products Corp..............................................       9.50   06/01/99       250,000
       130   Revlon Consumer Products Corp. (Series B)..................................      9.375   04/01/01       128,212
                                                                                                                ------------
                                                                                                                     747,962
                                                                                                                ------------
             ENERGY (2.7%)
       335   Energy Ventures, Inc.......................................................      10.25   03/15/04       341,700
       640   Flores & Rucks, Inc........................................................      13.50   12/01/04       720,000
       380   TransTexas Gas Corp........................................................      11.50   06/15/02       394,250
                                                                                                                ------------
                                                                                                                   1,455,950
                                                                                                                ------------
             ENTERTAINMENT (1.0%)
       500   AMC Entertainment Inc......................................................     11.875   08/01/00       545,625
                                                                                                                ------------
             ENTERTAINMENT/GAMING (3.4%)
       500   Aztar Corp.................................................................      11.00   10/01/02       500,000
       750   Bally's Grand, Inc. (Series B).............................................     10.375   12/15/03       742,500
       640   Bally's Park Place Funding, Inc............................................       9.25   03/15/04       612,800
                                                                                                                ------------
                                                                                                                   1,855,300
                                                                                                                ------------
             FINANCIAL SERVICES (0.8%)
       400   American Annuity Group, Inc................................................     11.125   02/01/03       418,000
                                                                                                                ------------
             HOSPITAL MANAGEMENT (0.5%)
       250   OrNda HealthCorp...........................................................      12.25   05/15/02       275,000
                                                                                                                ------------
             INDUSTRIALS (0.5%)
       260   Cott Corp. (Canada)........................................................      9.375   07/01/05       262,600
                                                                                                                ------------
             MANUFACTURING (6.0%)
       390   MVE Inc. (Units)++.........................................................      12.50   02/15/02       413,400
       575   Newflo Corp................................................................      13.25   11/15/02       580,750
       500   Sweetheart Cup.............................................................      10.50   09/01/03       487,500
       630   Talley Manufacturing & Technology Inc......................................      10.75   10/15/03       630,787
       600   Telex Communications Inc...................................................      12.00   07/15/04       618,000
       515   Waters Corp. (Series B)....................................................      12.75   09/30/04       547,188
                                                                                                                ------------
                                                                                                                   3,277,625
                                                                                                                ------------
             MEDIA GROUP (3.2%)
       375   Ackerly Communications, Inc. (Series B)....................................      10.75   10/01/03       393,750
       545   Garden State Newspapers, Inc...............................................      12.00   07/01/04       545,000
       250   Heritage Media Services Inc................................................      11.00   06/15/02       269,063
       500   K-III Communications Corp..................................................     10.625   05/01/02       532,500
                                                                                                                ------------
                                                                                                                   1,740,313
                                                                                                                ------------

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1995 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                                                 COUPON    MATURITY
THOUSANDS)                                                                                  RATE       DATE        VALUE
-----------                                                                               ---------  ---------  ------------
             METALS & MINING (0.3%)
 $     185   Weirton Steel Corp. - 144A*................................................      10.75%  06/01/05  $    175,750
                                                                                                                ------------
             MULTI-INDUSTRY (1.3%)
       250   Bell & Howell Co...........................................................      10.75   10/01/02       269,375
       500   Valcor, Inc................................................................      9.625   11/01/03       452,500
                                                                                                                ------------
                                                                                                                     721,875
                                                                                                                ------------
             PACKAGING & BOTTLING (0.7%)
       375   Plastic Containers, Inc....................................................      10.75   04/01/01       390,000
                                                                                                                ------------
             PAPER & FOREST PRODUCTS (2.5%)
       685   Malette, Inc. (Canada).....................................................      12.25   07/15/04       760,350
       550   Stone Container Corp.......................................................      10.75   10/01/02       584,375
                                                                                                                ------------
                                                                                                                   1,344,725
                                                                                                                ------------
             RESTAURANTS (2.0%)
       690   Family Restaurants, Inc....................................................       9.75   02/01/02       407,100
       360   Flagstar Corp..............................................................      10.75   09/15/01       340,200
       380   Flagstar Corp..............................................................     10.875   12/01/02       355,300
                                                                                                                ------------
                                                                                                                   1,102,600
                                                                                                                ------------
             RETAIL (2.0%)
       550   Brylane L.P. (Series B)....................................................      10.00   09/01/03       511,500
       600   Cole National Group, Inc...................................................      11.25   10/01/01       583,500
                                                                                                                ------------
                                                                                                                   1,095,000
                                                                                                                ------------
             RETAIL - DEPARTMENT STORES (0.9%)
       540   Hills Stores Co............................................................      10.25   09/30/03       513,000
                                                                                                                ------------
             SUPERMARKETS (0.3%)
       198   Homeland Stores, Inc. (Series B)...........................................      11.75   03/01/99       148,500
                                                                                                                ------------
             TELECOMMUNICATIONS (1.5%)
       730   Mobile Telecommunication Technologies Corp.................................      13.50   12/15/02       799,350
                                                                                                                ------------
             TEXTILES - APPAREL MANUFACTURERS (2.4%)
       500   Ithaca Industries, Inc.....................................................     11.125   12/15/02       475,000
       400   Reeves Industries Inc......................................................      11.00   07/15/02       420,000
       500   Salant Corp................................................................      10.50   12/31/98       400,000
                                                                                                                ------------
                                                                                                                   1,295,000
                                                                                                                ------------
             TRANSPORTATION (1.4%)
       550   Moran Transportation Co....................................................      11.75   07/15/04       500,500
       235   SFP Pipeline Holdings, Inc.................................................     11.16+   08/15/10       291,400
                                                                                                                ------------
                                                                                                                     791,900
                                                                                                                ------------
             UTILITIES (1.0%)
       490   Texas-New Mexico Power Co..................................................      10.75   09/15/03       519,400
                                                                                                                ------------
             TOTAL CORPORATE BONDS (IDENTIFIED COST $21,850,445)..............................................    21,290,100
                                                                                                                ------------

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1995 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                                                 COUPON    MATURITY
THOUSANDS)                                                                                  RATE       DATE        VALUE
-----------                                                                               ---------  ---------  ------------
             CONVERTIBLE BONDS (44.0%)
             BROADCASTING (0.5%)
 $     275   Scandinavian Broadcasting (Luxembourg).....................................       7.25%  08/01/05  $    288,750
                                                                                                                ------------
             BUILDING MATERIALS (0.3%)
       210   Cemex S.A. - 144A* (Mexico)................................................       4.25   11/01/97       170,100
                                                                                                                ------------
             BUSINESS SERVICES (2.8%)
       565   Danka Business Systems - 144A*.............................................       6.75   04/01/02       672,350
       290   McKesson Corp. (1).........................................................       4.50   03/01/04       258,100
       515   Omnicom Group, Inc. - 144A*................................................       4.50   09/01/00       583,727
                                                                                                                ------------
                                                                                                                   1,514,177
                                                                                                                ------------
             COMPUTER EQUIPMENT (2.8%)
       310   3Com Corp. - 144A*.........................................................      10.25   11/01/01       426,482
       335   EMC Corp...................................................................       4.25   01/01/01       427,962
       250   Storage Technology Corp....................................................       8.00   05/31/15       248,437
       420   Unisys Corp................................................................       8.25   08/01/00       431,550
                                                                                                                ------------
                                                                                                                   1,534,431
                                                                                                                ------------
             COMPUTER SOFTWARE & SERVICES (2.8%)
       890   First Financial Management Corp............................................       5.00   12/15/99     1,239,895
       195   Sterling Software, Inc.....................................................       5.75   02/01/03       286,668
                                                                                                                ------------
                                                                                                                   1,526,563
                                                                                                                ------------
             CONGLOMERATES (0.6%)
       320   Renong Berhad - 144A* (Malaysia)...........................................       2.00   07/15/05       322,800
                                                                                                                ------------
             DRUGS & HEALTHCARE (0.6%)
       705   Elan International Finance Ltd. (Ireland)..................................       0.00   10/16/12       333,994
                                                                                                                ------------
             ELECTRONICS (0.4%)
       405   Audiovox Corp. - 144A*.....................................................       6.25   03/15/01       253,251
                                                                                                                ------------
             ELECTRONICS - SEMICONDUCTORS/COMPONENTS (1.6%)
       395   Altera Corp. - 144A*.......................................................       5.75   06/15/02       497,206
       290   Integrated Device Technology...............................................       5.50   06/01/02       364,559
                                                                                                                ------------
                                                                                                                     861,765
                                                                                                                ------------
             FOODS & BEVERAGES (0.5%)
       280   Grand Metropolitan PLC - 144A* (United Kingdom)............................       6.50   01/31/00       297,178
                                                                                                                ------------
             HOTELS (0.7%)
       280   Hospitality Franchise Systems, Inc.........................................       4.50   10/01/99       369,597
                                                                                                                ------------
             INSURANCE (2.1%)
       250   Aegon N.V. (Netherlands)...................................................       4.75   11/01/04       325,162
       285   Chubb Capital Corp.........................................................       6.00   05/15/98       298,894
       925   USF&G Corp.................................................................       0.00   03/03/09       513,375
                                                                                                                ------------
                                                                                                                   1,137,431
                                                                                                                ------------
             LEISURE (0.7%)
     1,335   Coleman Worldwide Corp.....................................................       0.00   05/27/13       403,837
                                                                                                                ------------

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1995 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                                                 COUPON    MATURITY
THOUSANDS)                                                                                  RATE       DATE        VALUE
-----------                                                                               ---------  ---------  ------------
             MACHINERY - DIVERSIFIED (0.6%)
 $     300   Cooper Industries, Inc.....................................................       7.05%  01/01/15  $    306,000
                                                                                                                ------------
             MEDIA GROUP (4.0%)
       700   Comcast Corp...............................................................      3.375   09/09/05       689,500
       245   Nelson (Thomas), Inc. - 144A*..............................................       5.75   11/30/99       311,407
     1,445   News America Holdings, Inc.................................................       0.00   03/11/13       711,663
       460   Time Warner, Inc...........................................................       8.75   01/10/15       479,550
                                                                                                                ------------
                                                                                                                   2,192,120
                                                                                                                ------------
             MEDICAL SERVICES (2.7%)
       535   Healthsouth Rehabilitation Corp............................................       5.00   04/01/01       623,596
       275   Integrated Health Services, Inc............................................       5.75   01/01/01       314,188
       310   Integrated Health Services, Inc.- 144A*....................................       5.75   01/01/01       351,664
       220   Theratx Inc. - 144A*.......................................................       8.00   02/01/02       211,310
                                                                                                                ------------
                                                                                                                   1,500,758
                                                                                                                ------------
             METALS (0.7%)
       355   Allegheny Ludlum Corp......................................................      5.875   03/15/02       392,126
                                                                                                                ------------
             OIL & GAS PRODUCTS (2.1%)
       345   Apache Corp................................................................       6.00   01/15/02       384,461
       255   Pennzoil Co. (2)...........................................................       6.50   01/15/03       310,131
       495   Pennzoil Co. (2)...........................................................       4.75   10/01/03       474,393
                                                                                                                ------------
                                                                                                                   1,168,985
                                                                                                                ------------
             PAPER & FOREST PRODUCTS (1.4%)
       325   Riverwood International Corp...............................................       6.75   09/15/03       455,809
       285   Sappi BVI Finance Ltd. - 144A* (South Africa)..............................       7.50   08/01/02       295,688
                                                                                                                ------------
                                                                                                                     751,497
                                                                                                                ------------
             POLLUTION CONTROL (5.8%)
       600   Laidlaw Inc. - 144A* (Canada) (3)..........................................       6.00   01/15/99       676,020
       870   Thermo Electron Corp.......................................................       5.00   04/15/01     1,241,925
       300   Thermo Process Systems Inc.................................................       6.50   08/04/97       348,000
       350   U.S. Filter Corp...........................................................       5.00   10/15/00       396,375
       550   WMX Technologies, Inc......................................................       2.00   01/24/05       495,000
                                                                                                                ------------
                                                                                                                   3,157,320
                                                                                                                ------------
             REAL ESTATE (0.6%)
       300   HD Finance Cayman Ltd. - 144A* (Cayman Islands)............................       6.75   06/01/00       303,750
                                                                                                                ------------
             REAL ESTATE INVESTMENT TRUST (1.7%)
       300   Camden Property Trust......................................................       7.33   04/01/01       293,754
       285   Capstone Capital Corp......................................................      10.50   04/01/02       313,722
       335   Liberty Property Trust.....................................................       8.00   07/01/01       334,581
                                                                                                                ------------
                                                                                                                     942,057
                                                                                                                ------------
             RESTAURANTS (0.7%)
     1,465   Boston Chicken Inc.........................................................       0.00   06/01/15       358,925
                                                                                                                ------------

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1995 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 PRINCIPAL
AMOUNT (IN                                                                                 COUPON    MATURITY
THOUSANDS)                                                                                  RATE       DATE        VALUE
-----------                                                                               ---------  ---------  ------------
             RETAIL (0.8%)
 $     515   Office Depot, Inc..........................................................       0.00%  11/01/08  $    347,625
        70   Pep Boys-Manny, Moe & Jack.................................................       4.00   09/01/99        66,500
                                                                                                                ------------
                                                                                                                     414,125
                                                                                                                ------------
             SCIENTIFIC INSTRUMENTS (0.2%)
       125   Fisher Scientific International, Inc.......................................       4.75   03/01/03       133,305
                                                                                                                ------------
             TELECOMMUNICATIONS (2.8%)
       345   LDDS Communications Inc....................................................       5.00   08/15/03       348,450
     1,185   Motorola, Inc..............................................................       0.00   09/27/13     1,078,350
       310   U.S. Cellular Corp.........................................................       0.00   06/15/15       105,788
                                                                                                                ------------
                                                                                                                   1,532,588
                                                                                                                ------------
             TRANSPORTATION (3.5%)
       915   AMR Corp...................................................................      6.125   11/01/24       954,684
       915   Delta Air Lines, Inc.......................................................       3.23   06/15/03       932,431
                                                                                                                ------------
                                                                                                                   1,887,115
                                                                                                                ------------
             TOTAL CONVERTIBLE BONDS (IDENTIFIED COST $21,238,404)............................................    24,054,545
                                                                                                                ------------

 NUMBER OF
  SHARES
-----------
             CONVERTIBLE PREFERRED STOCKS (14.3%)
             AUTO PARTS (0.5%)
     4,550   Federal Mogul Corp. - 144A* $3.875...........................................................       285,799
                                                                                                            ------------
             BUILDING MATERIALS (0.6%)
     5,700   Owens-Corning Capital LLC $3.25..............................................................       306,734
                                                                                                            ------------
             COMPUTER SOFTWARE & SERVICES (2.3%)
    14,900   General Motors Corp. (Series C) $3.25 (4)....................................................       938,700
     4,700   Houghton Mifflin Co. $4.08 (5)...............................................................       319,600
                                                                                                            ------------
                                                                                                               1,258,300
                                                                                                            ------------
             FINANCIAL (1.0%)
     1,600   Allstate Corp. (The) $2.30 (6)...............................................................        68,000
     8,700   St. Paul Capital LLC $3.00...................................................................       456,750
                                                                                                            ------------
                                                                                                                 524,750
                                                                                                            ------------
             FINANCIAL SERVICES (1.1%)
     6,400   First USA, Inc. $1.992.......................................................................       261,600
     6,600   Merrill Lynch & Co., Inc. $3.12 (7)..........................................................       332,475
                                                                                                            ------------
                                                                                                                 594,075
                                                                                                            ------------
             FUNERAL SERVICES (0.7%)
     6,200   SCI Finance LLC (Series A) $3.125............................................................       406,875
                                                                                                            ------------
             INSURANCE (0.6%)
     5,900   American General Delaware (Series A) $3.00...................................................       320,075
                                                                                                            ------------
             MEDICAL SERVICES (0.4%)
     8,300   FHP International Corp. (Series A) $1.25.....................................................       212,687
                                                                                                            ------------

TCW/DW INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1995 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                                                                       VALUE
-----------                                                                                                 ------------
             MISCELLANEOUS (0.6%)
    23,600   Westinghouse Electric Corp. (Series C) - 144A* $1.30.........................................  $    327,450
                                                                                                            ------------
             OIL & GAS PRODUCTS (2.6%)
     9,600   Occidental Petroleum Corp. (Series A) $3.00 (8)..............................................       596,400
     9,300   Occidental Petroleum Corp. - 144A* $3.875....................................................       521,386
     7,400   Parker & Parsley Capital LLC (Cayman Islands) - 144A* $3.12..................................       322,825
                                                                                                            ------------
                                                                                                               1,440,611
                                                                                                            ------------
             PAPER PRODUCTS (0.7%)
     7,500   International Paper Capital Trust - 144A* $2.625.............................................       361,875
                                                                                                            ------------
             REAL ESTATE INVESTMENT TRUST (0.3%)
     7,800   Security Capital Pacific (Series A) $1.75....................................................       175,500
                                                                                                            ------------
             TELECOMMUNICATIONS (0.5%)
     6,900   MFS Communications Company, Inc. $2.68.......................................................       261,338
                                                                                                            ------------
             TELECOMMUNICATIONS EQUIPMENT (0.8%)
     9,000   Corning Delaware, L.P. $3.00.................................................................       455,625
                                                                                                            ------------
             WASTE MANAGEMENT (0.8%)
    12,000   Browning-Ferris Industries, Inc. $2.583......................................................       462,000
                                                                                                            ------------
             WHOLESALE DISTRIBUTOR (0.8%)
     5,100   Alco Standard Corp. $5.04....................................................................       413,100
                                                                                                            ------------
             TOTAL CONVERTIBLE PREFERRED STOCKS (IDENTIFIED COST $7,344,778)..............................     7,806,794
                                                                                                            ------------

 PRINCIPAL
AMOUNT (IN                                                                                COUPON    MATURITY
THOUSANDS)                                                                                 RATE       DATE
-----------                                                                              ---------  ---------
             SHORT-TERM INVESTMENT (0.9%)
             REPURCHASE AGREEMENT
 $     515   The Bank of New York (dated 07/31/95; proceeds $514,600; collateralized by
               $517,901 Federal Mortgage Acceptance Corp. 8.50% due 02/01/08 valued at
               $534,840) (Identified Cost $514,517)....................................     5.8125%  08/01/95       514,517
                                                                                                               ------------
TOTAL INVESTMENTS (IDENTIFIED COST $50,948,144) (A)........................       98.2%  53,665,956
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES.............................        1.8      990,184
                                                                                 -----   ----------
NET ASSETS.................................................................      100.0%  $54,656,140
                                                                                 -----   ----------
                                                                                 -----   ----------

------------------
 *   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
 +   VARIABLE RATE. RATE SHOWN IS THE RATE IN EFFECT AT JULY 31, 1995.
++ CONSISTS OF MORE THAN ONE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; GENERALLY BONDS WITH ATTACHED WARRANTS.
(1)  EXCHANGEABLE INTO ARMOR ALL PRODUCTS CORP. COMMON STOCK.
(2)  EXCHANGEABLE INTO CHEVRON CORP. COMMON STOCK.
(3)  EXCHANGEABLE INTO ADT COMMON STOCK.
(4)  EXCHANGEABLE INTO GENERAL MOTORS CORP. CLASS E COMMON STOCK.
(5)  EXCHANGEABLE INTO INSO CORP. COMMON STOCK.
(6)  EXCHANGEABLE INTO PMI GROUP INC. COMMON STOCK.
(7)  EXCHANGEABLE INTO MGIC INVESTMENT CORP. COMMON STOCK.
(8)  EXCHANGEABLE INTO CANADIAN OCCIDENTAL PETROLEUM COMMON STOCK.
(A) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $50,964,748; THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $4,074,458 AND THE GROSS UNREALIZED DEPRECIATION IS $1,373,250, RESULTING IN NET UNREALIZED APPRECIATION OF $2,701,208.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
JULY 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at value
  (identified cost $50,948,144).............  $53,665,956
Cash........................................     534,600
Receivable for:
  Interest..................................     904,549
  Investments sold..........................     234,053
  Shares of beneficial interest sold........      54,012
  Dividends.................................      15,692
Deferred organizational expenses............     106,218
Prepaid expenses............................      50,803
                                              ----------
        TOTAL ASSETS........................  55,565,883
                                              ----------
LIABILITIES:
Payable for:
  Investments purchased.....................     727,788
  Shares of beneficial interest
    repurchased.............................      41,805
  Plan of distribution fee..................      34,510
  Management fee............................      20,706
  Investment advisory fee...................      13,804
Accrued expenses............................      71,130
                                              ----------
        TOTAL LIABILITIES...................     909,743
                                              ----------
NET ASSETS:
Paid-in-capital.............................  52,917,589
Net unrealized appreciation.................   2,717,812
Accumulated undistributed net investment
  income....................................     525,587
Accumulated net realized loss...............  (1,504,848)
                                              ----------
        NET ASSETS..........................  $54,656,140
                                              ----------
                                              ----------
NET ASSET VALUE PER SHARE, 5,047,964 shares
  outstanding (unlimited shares authorized
  of $.01 par value)........................
                                                  $10.83
                                              ----------
                                              ----------

Statement of Operations
FOR THE SIX MONTHS ENDED JULY 31, 1995 (UNAUDITED)

NET INVESTMENT INCOME:
  INCOME
    Interest.................................  $1,977,253
    Dividends................................    158,956
                                               ---------
        TOTAL INCOME.........................  2,136,209
                                               ---------
  EXPENSES
    Plan of distribution fee.................    201,491
    Management fee...........................    120,894
    Investment advisory fee..................     80,596
    Shareholder reports and notices..........     48,332
    Professional fees........................     43,815
    Transfer agent fees and expenses.........     32,114
    Trustees' fees and expenses..............     26,717
    Organizational expenses..................     19,740
    Registration fees........................     19,208
    Custodian fees...........................      9,264
    Other....................................      8,884
                                               ---------
        TOTAL EXPENSES.......................    611,055
                                               ---------
          NET INVESTMENT INCOME..............  1,525,154
                                               ---------
NET REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized loss........................    (96,308)
    Net change in unrealized depreciation....  5,717,469
                                               ---------
        NET GAIN.............................  5,621,161
                                               ---------
          NET INCREASE.......................  $7,146,315
                                               ---------
                                               ---------

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                              FOR THE SIX MONTHS    FOR THE YEAR
                                                                                     ENDED              ENDED
                                                                                 JULY 31, 1995       JANUARY 31,
                                                                                  (UNAUDITED)           1995
                                                                              -------------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income...................................................      $ 1,525,154        $ 3,672,205
    Net realized loss.......................................................          (96,308)        (1,403,098)
    Net change in unrealized appreciation/depreciation......................        5,717,469         (6,521,213)
                                                                              -------------------  ---------------
        Net increase (decrease).............................................        7,146,315         (4,252,106)
                                                                              -------------------  ---------------
  Dividends and distributions to shareholders from:
    Net investment income...................................................       (1,563,691)        (3,431,721)
    Net realized gain.......................................................               --           (330,646)
                                                                              -------------------  ---------------
        Total...............................................................       (1,563,691)        (3,762,367)
                                                                              -------------------  ---------------
  Net decrease from transactions in shares of beneficial interest...........       (6,261,614)        (1,019,966)
                                                                              -------------------  ---------------
        Total decrease......................................................         (678,990)        (9,034,439)
NET ASSETS:
  Beginning of period.......................................................       55,335,130         64,369,569
                                                                              -------------------  ---------------
  END OF PERIOD (including undistributed net investment income of $525,587
   and $564,232, respectively)..............................................      $54,656,140        $55,335,130
                                                                              -------------------  ---------------
                                                                              -------------------  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW INCOME AND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION AND ACCOUNTING POLICIES--TCW/DW Income and Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund was organized as a Massachusetts business trust on November 23, 1992 and commenced operations on March 31, 1993.

    The following is a summary of significant accounting policies:

    A. VALUATION OF INVESTMENTS--(1) an equity security listed or traded on the New York or American Stock Exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market by the Adviser); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Adviser that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service utilizes a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluation by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

    B. ACCOUNTING FOR INVESTMENTS--Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts on securities purchased are accreted over the life of the respective securities. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

    C. FEDERAL INCOME TAX STATUS--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

    D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they

TCW/DW INCOME AND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
    exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

    E. ORGANIZATIONAL EXPENSES--Dean Witter InterCapital Inc. ("InterCapital"), an affiliate of Dean Witter Services Company Inc. (the "Manager"), paid the organizational expenses of the Fund in the amount of approximately $206,000 of which the Fund reimbursed InterCapital for the maximum amount of $200,000. Such expenses have been deferred and are being amortized by the Fund on the straight line method over a period not to exceed five years from the commencement of operations.

2. MANAGEMENT AGREEMENT--Pursuant to a Management Agreement, the Fund pays its Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of daily net assets not exceeding $500 million and 0.42% to the portion of the daily net assets exceeding $500 million.

    Under the terms of the Management Agreement, the Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. INVESTMENT ADVISORY AGREEMENT--Pursuant to an Investment Advisory Agreement with TCW Funds Management, Inc. (the "Adviser"), the Fund pays the Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.30% to the portion of daily net assets not exceeding $500 million and 0.28% to the portion of the daily net assets exceeding $500 million.

    Under the terms of the Investment Advisory Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Adviser.

4. PLAN OF DISTRIBUTION--Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

    Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor, Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Distributor and Manager, its affiliates and any other selected broker-dealers under the Plan: (1) compensation to, and expenses of, DWR's account executives and others, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

TCW/DW INCOME AND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

    The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.75% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended July 31, 1995, the distribution fee was accrued at the annual rate of 0.75%.

5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES--The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended July 31, 1995 aggregated $16,275,618 and $22,281,079, respectively.

    Dean Witter Trust Company, an affiliate of the Manager and Distributor, is the Fund's transfer agent. At July 31, 1995, the Fund had transfer agent fees and expenses payable of approximately $8,000.

6. SHARES OF BENEFICIAL INTEREST--Transactions in shares of beneficial interest were as follows:

                                                             FOR THE SIX MONTHS           FOR THE YEAR ENDED
                                                             ENDED JULY 31, 1995           JANUARY 31, 1995
                                                         ---------------------------  ---------------------------
                                                           SHARES         AMOUNT        SHARES         AMOUNT
                                                         -----------  --------------  -----------  --------------
Sold...................................................      451,304  $    4,652,556    3,780,123  $   39,576,992
Reinvestment of dividends and distributions............      116,349       1,195,699      293,254       2,964,507
                                                         -----------  --------------  -----------  --------------
                                                             567,653       5,848,255    4,073,377      42,541,499
Repurchased............................................   (1,184,479)    (12,109,869)  (4,268,571)    (43,561,465)
                                                         -----------  --------------  -----------  --------------
Net decrease...........................................     (616,826) $   (6,261,614)    (195,194) $   (1,019,966)
                                                         -----------  --------------  -----------  --------------
                                                         -----------  --------------  -----------  --------------

7. FEDERAL INCOME TAX STATUS--At January 31, 1995, the Fund had a net capital loss carryover of approximately $981,000 which will be available through January 31, 2003 to offset future capital gains to the extent provided by regulations. Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $411,000 during fiscal 1995. At January 31, 1995, the Fund had temporary book/tax differences primarily attributable to post-October losses.

TCW/DW INCOME AND GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                   FOR THE PERIOD
                                                                     FOR THE SIX                     MARCH 31,
                                                                     MONTHS ENDED   FOR THE YEAR       1993*
                                                                       JULY 31,        ENDED          THROUGH
                                                                         1995       JANUARY 31,     JANUARY 31,
                                                                     (UNAUDITED)        1995            1994
                                                                     ------------  --------------  --------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...............................   $    9.77     $   10.98        $   10.00
                                                                     ------------     -------          -------
Net investment income..............................................        0.30          0.59             0.45
Net realized and unrealized gain (loss)............................        1.06         (1.20)            1.02
                                                                     ------------     -------          -------
Total from investment operations...................................        1.36         (0.61)            1.47
                                                                     ------------     -------          -------
Less dividends and distributions from:
  Net investment income............................................       (0.30)        (0.55)           (0.39)
  Net realized gain................................................       --            (0.05)           (0.10)
                                                                     ------------     -------          -------
    Total dividends and distributions..............................       (0.30)        (0.60)           (0.49)
                                                                     ------------     -------          -------
Net asset value, end of period.....................................   $   10.83     $    9.77        $   10.98
                                                                     ------------     -------          -------
                                                                     ------------     -------          -------

TOTAL INVESTMENT RETURN............................................       14.11%(1)      (5.59)%         15.06%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses...........................................................        2.27%(2)       2.04%           1.57%(2)(3)
Net investment income..............................................        5.68%(2)       5.83%           5.62%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)...........................   $  54,656     $  55,335        $  64,370
Portfolio turnover rate............................................          31%(1)         88%             84%(1)

--------------
 * COMMENCEMENT OF OPERATIONS.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) IF THE FUND HAD BORNE ALL EXPENSES THAT WERE ASSUMED OR WAIVED BY THE MANAGER AND INVESTMENT ADVISER, THE ABOVE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 2.00% AND 5.18%, RESPECTIVELY.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Sheldon Curtis
Vice President, Secretary and General Counsel

Howard S. Marks
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


MANAGER

Dean Witter Services Company Inc.


ADVISOR

TCW Funds Management, Inc.


The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Trust. For more detailed information about the Trust, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Trust.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus.



TCW/DW

INCOME AND GROWTH FUND


[Graphic]


SEMIANNUAL REPORT
JULY 31, 1995